Oakmark International Small Cap Fund
Oakmark International Small Cap Fund

Harris Associates Investment Trust

Oakmark International Small Cap Fund (the “Fund”)

Supplement dated November 1, 2018 to the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information each dated January 26, 2018

Effective December 3, 2018, the Prospectus and Summary Prospectus are updated as follows:

The following table replaces the table under the subheading “Shareholder Fees” in the section titled “Fees and Expenses of the Fund”:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Oakmark International Small Cap Fund - USD ($)	Investor Class	Advisor Class	Institutional Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none	none	none
Maximum deferred sales charge (load)	none	none	none	none
Exchange fee	none	none	none	none

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.